Capital Structure - Additional Information (Detail) $ in Billions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)
Capital Structure [Line Items]
Debt to Adjusted EBITDA ratio	2.0
Net debt to adjusted EBITDA ratio	2.8
Committed Credit Facility [member]
Capital Structure [Line Items]
Amount drawn under committed credit facility	CAD 0
Committed Credit Facility [member] | Tranche One [Member]
Capital Structure [Line Items]
Long-Term Debt	CAD 1,200,000
Borrowings, maturity date	November 30, 2020
Committed Credit Facility [member] | Tranche Two [Member]
Capital Structure [Line Items]
Long-Term Debt	CAD 3,300,000
Borrowings, maturity date	November 30, 2021
Shelf Prospectus [Member]
Capital Structure [Line Items]
Shelf prospectus amount | $		$ 4.6
Top of range [Member] | Committed Credit Facility [member]
Capital Structure [Line Items]
Credit facility requirement maximum debt to capitalization ratio	65.00%	65.00%